Related Party Transactions - Additional Information (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Share premium	€ 288,539,000	€ 139,752,000
Kinetik [Member]
Disclosure of transactions between related parties [line items]
Financial assets, at fair value	12,500,000
Loans received	11,402,000
Share premium	€ 57,000